Long-Term Receivables and Other (Tables)	12 Months Ended
Dec. 31, 2019
Long-Term Receivables and Other [abstract]
Schedule of Long-Term Receivables and Other

	December 31,	December 31,
	2019	2018
Value added tax recoverable - Lindero (1)	$34,176	$15,241
Value added tax recoverable - San Jose (2)	2,036	-
Income tax recoverable (note 33 (d))	1,310	-
Other assets	867	-
Long-term receivables and other	$38,389	$15,241
(1)	The Company expects to start recovering the value added tax amount after commencement of commercial production at the Lindero Project.
(2)	The Company expects to start recovering the value added tax amount during the third quarter of 2021.